Quarterly Holdings Report
for
Fidelity® Low Duration Bond Factor ETF
November 30, 2024
LDE-NPRT1-0125
1.9887645.106
Non-Convertible Corporate Bonds - 86.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 10.0%
Financials - 9.8%
Banks - 8.6%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.56%, 5.3769% 3/18/2026 (b)(c)(d)	6,100,000	6,117,661
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.64%, 5.4113% 10/3/2025 (b)(c)(d)	1,900,000	1,905,192
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 5.4248% 7/16/2027 (b)(c)(d)	3,100,000	3,108,029
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.75%, 5.5213% 7/3/2025 (b)(c)(d)	1,000,000	1,002,690
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 5.5426% 1/18/2027 (b)(c)(d)	4,900,000	4,934,055
Commonwealth Bank of Australia U.S. SOFR Index + 0.4%, 5.16% 7/7/2025 (b)(c)(d)	2,700,000	2,702,124
Commonwealth Bank of Australia U.S. SOFR Index + 0.52%, 5.3666% 6/15/2026 (b)(c)(d)	2,310,000	2,312,692
Commonwealth Bank of Australia U.S. SOFR Index + 0.63%, 5.3788% 1/10/2025 (b)(c)(d)	1,000,000	1,000,535
Commonwealth Bank of Australia U.S. SOFR Index + 0.63%, 5.4903% 9/12/2025 (b)(c)(d)	1,000,000	1,002,129
Commonwealth Bank of Australia U.S. SOFR Index + 0.74%, 5.5866% 3/14/2025 (b)(c)(d)	1,300,000	1,301,794
Commonwealth Bank of Australia U.S. SOFR Index + 0.75%, 5.6035% 3/13/2026 (b)(c)(d)	1,200,000	1,206,431
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 5.8166% 3/14/2027 (b)(c)(d)	800,000	806,960
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 5.4871% 6/11/2027 (b)(c)(d)	5,500,000	5,507,284
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 5.3993% 1/12/2027 (b)(c)(d)	600,000	601,744
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 5.5365% 12/10/2025 (b)(c)(d)	2,500,000	2,508,551
National Australia Bank Ltd U.S. SOFR Index + 0.76%, 5.3449% 5/13/2025 (b)(c)(d)	4,900,000	4,911,734
National Australia Bank Ltd/New York U.S. SOFR Index + 0.86%, 5.7528% 6/9/2025 (b)(c)(d)	400,000	401,232
Westpac Banking Corp U.S. SOFR Index + 0.42%, 5.15% 4/16/2026 (b)(c)	1,600,000	1,601,664
Westpac Banking Corp U.S. SOFR Index + 0.52%, 5.4515% 6/3/2026 (b)(c)	860,000	860,079
Westpac Banking Corp U.S. SOFR Index + 0.72%, 5.2948% 11/17/2025 (b)(c)	4,200,000	4,219,734
Westpac Banking Corp U.S. SOFR Index + 0.81%, 5.5548% 4/16/2029 (b)(c)	3,200,000	3,211,957
Westpac Banking Corp U.S. SOFR Index + 1%, 5.5748% 8/26/2025 (b)(c)	1,500,000	1,507,403
		52,731,674
Capital Markets - 1.2%
Macquarie Bank Ltd U.S. SOFR Averages Index + 0.92%, 5.6923% 7/2/2027 (b)(c)(d)	3,800,000	3,830,579
Macquarie Bank Ltd U.S. SOFR Index + 1.2%, 6.0989% 12/7/2026 (b)(c)(d)	600,000	607,109
Macquarie Bank Ltd U.S. SOFR Index + 1.24%, 6.0836% 6/15/2026 (b)(c)(d)	500,000	504,993
Macquarie Bank Ltd U.S. SOFR Index + 1.31%, 6.1009% 3/21/2025 (b)(c)(d)	1,400,000	1,404,565
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 5.7109% 9/23/2027 (b)(c)(d)	1,200,000	1,204,529
		7,551,775
TOTAL FINANCIALS		60,283,449

Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 5.8257% 4/4/2027 (b)(c)(d)	1,200,000	1,209,576
TOTAL AUSTRALIA		61,493,025
CANADA - 8.4%
Financials - 8.4%
Banks - 8.4%
Bank of Montreal U.S. SOFR Averages Index + 0.465%, 5.2168% 1/10/2025 (b)(c)	720,000	720,135
Bank of Montreal U.S. SOFR Averages Index + 0.62%, 5.4666% 9/15/2026 (b)(c)	1,220,000	1,221,331
Bank of Montreal U.S. SOFR Averages Index + 0.71%, 5.5703% 12/12/2024 (b)(c)	1,400,000	1,400,164
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 5.6863% 6/4/2027 (b)(c)	2,400,000	2,403,916
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.7665% 9/10/2027 (b)(c)	2,200,000	2,207,218
Bank of Montreal U.S. SOFR Averages Index + 0.95%, 5.7361% 9/25/2025 (b)(c)	120,000	120,598
Bank of Montreal U.S. SOFR Averages Index + 1.06%, 5.9528% 6/7/2025 (b)(c)	2,300,000	2,308,436
Bank of Montreal U.S. SOFR Averages Index + 1.16%, 6.0271% 12/11/2026 (b)(c)	800,000	808,998
Bank of Montreal U.S. SOFR Averages Index + 1.33%, 6.2348% 6/5/2026 (b)(c)	900,000	909,065
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 0% 3/2/2026 (b)(c)	2,559,000	2,560,743
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.9%, 5.6493% 4/11/2025 (b)(c)	1,100,000	1,102,409
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 5.7514% 8/1/2029 (b)(c)	1,500,000	1,504,043
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.09%, 5.9503% 6/12/2025 (b)(c)	600,000	602,162
Bank of Nova Scotia/The U.S. SOFR Index + 0.46%, 5.2118% 1/10/2025 (b)(c)	1,000,000	1,000,246
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 5.8671% 9/8/2028 (b)(c)	2,000,000	2,005,078
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.7022% 4/7/2025 (b)(c)	4,240,000	4,250,891
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 5.7217% 6/28/2027 (b)(c)	1,800,000	1,812,355
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.22%, 5.9952% 10/2/2026 (b)(c)	1,800,000	1,819,665
National Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.8052% 7/2/2027 (b)(c)	400,000	401,100
Royal Bank of Canada U.S. SOFR Averages Index + 0.525%, 5.2539% 1/20/2026 (b)(c)	2,492,000	2,494,807
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 5.2721% 4/27/2026 (b)(c)	400,000	400,554
Royal Bank of Canada U.S. SOFR Averages Index + 0.59%, 5.2557% 11/2/2026 (b)(c)	830,000	830,634
Royal Bank of Canada U.S. SOFR Averages Index + 0.71%, 5.4389% 1/21/2027 (b)(c)	1,900,000	1,904,279
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (b)(c)	1,200,000	1,201,308
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 5.504% 7/23/2027 (b)(c)	2,300,000	2,306,604
Royal Bank of Canada U.S. SOFR Averages Index + 0.84%, 5.587% 4/14/2025 (b)(c)	3,500,000	3,507,244
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 5.5926% 10/18/2028 (b)(c)	2,300,000	2,307,095
Royal Bank of Canada U.S. SOFR Averages Index + 0.95%, 5.6789% 1/19/2027 (b)(c)	1,500,000	1,511,724
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.827% 1/12/2026 (b)(c)	400,000	402,888
Toronto-Dominion Bank/The U.S. SOFR Index + 0.59%, 5.4765% 9/10/2026 (b)(c)	1,100,000	1,099,927
Toronto-Dominion Bank/The U.S. SOFR Index + 0.73%, 5.4894% 4/5/2027 (b)(c)	2,200,000	2,203,451
Toronto-Dominion Bank/The U.S. SOFR Index + 1.02%, 5.9189% 6/6/2025 (b)(c)	1,400,000	1,404,323
Toronto-Dominion Bank/The U.S. SOFR Index + 1.08%, 5.8162% 7/17/2026 (b)(c)	1,100,000	1,108,821

TOTAL CANADA		51,842,212
FINLAND - 0.5%
Financials - 0.5%
Banks - 0.5%
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.5482% 3/19/2027 (b)(c)(d)	1,500,000	1,503,674
Nordea Bank Abp U.S. SOFR Index + 0.96%, 5.8589% 6/6/2025 (b)(c)(d)	200,000	200,662
Nordea Bank Abp U.S. SOFR Index + 1.02%, 5.9065% 9/10/2029 (b)(c)(d)	1,500,000	1,505,701

TOTAL FINLAND		3,210,037
FRANCE - 2.8%
Financials - 2.8%
Banks - 2.8%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.6448% 2/16/2028 (b)(c)(d)	1,800,000	1,806,475
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.4%, 6.147% 7/13/2026 (b)(c)(d)	800,000	810,118
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 1.13%, 5.844% 1/23/2027 (b)(c)(d)	1,000,000	1,008,705
BPCE SA U.S. SOFR Averages Index + 1.98%, 6.7089% 10/19/2027 (b)(c)(d)	900,000	916,409
BPCE SA U.S. SOFR Index + 0.96%, 5.7735% 9/25/2025 (b)(c)(d)	3,000,000	3,013,559
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.7371% 3/11/2027 (b)(c)(d)	1,500,000	1,504,857
Credit Agricole SA U.S. SOFR Index + 1.21%, 6.0771% 9/11/2028 (b)(c)(d)	2,000,000	2,014,639
Credit Agricole SA U.S. SOFR Index + 1.29%, 6.0522% 7/5/2026 (b)(c)(d)	2,000,000	2,023,019
Societe Generale SA U.S. SOFR Index + 1.05%, 5.7789% 1/21/2026 (b)(c)(d)	2,630,000	2,632,517
Societe Generale SA U.S. SOFR Index + 1.66%, 6.3889% 1/19/2028 (b)(c)(d)	1,500,000	1,517,053

TOTAL FRANCE		17,247,351
GERMANY - 4.7%
Consumer Discretionary - 4.4%
Automobiles - 4.4%
BMW US Capital LLC U.S. SOFR Averages Index + 0.62%, 5.2172% 8/11/2025 (b)(c)(d)	700,000	701,760
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.3849% 8/13/2026 (b)(c)(d)	4,800,000	4,829,116
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.6202% 4/1/2025 (b)(c)(d)	6,900,000	6,913,651
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.57%, 5.2866% 8/1/2025 (b)(c)(d)	1,300,000	1,301,642
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 5.3511% 7/31/2026 (b)(c)(d)	3,600,000	3,609,500
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.67%, 5.4514% 1/9/2026 (b)(c)(d)	1,500,000	1,502,103
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 5.4264% 11/15/2027 (b)(c)(d)	2,100,000	2,107,153
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 5.7306% 3/30/2025 (b)(c)(d)	300,000	300,656
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.6293% 3/20/2026 (b)(c)(d)	3,400,000	3,398,868
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.93%, 5.7903% 9/12/2025 (b)(c)(d)	600,000	601,514
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.6385% 8/14/2026 (b)(c)(d)	1,491,000	1,494,440
		26,760,403
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 5.7938% 11/16/2027 (b)(c)	900,000	899,269
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.7735% 9/25/2027 (b)(c)(d)(e)	1,300,000	1,304,791
TOTAL GERMANY		28,964,463
JAPAN - 3.0%
Financials - 3.0%
Banks - 2.7%
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 0.94%, 5.5144% 2/20/2026 (b)(c)	1,600,000	1,602,214
Mitsubishi UFJ Financial Group Inc U.S. SOFR Index + 1.44%, 6.2061% 4/17/2026 (b)(c)	1,100,000	1,104,541
Mizuho Financial Group Inc U.S. SOFR Index + 0.96%, 5.5301% 5/22/2026 (b)(c)	2,200,000	2,206,818
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 0.88%, 5.6504% 1/14/2027 (b)(c)	870,000	877,253
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 5.9514% 7/9/2029 (b)(c)	1,900,000	1,924,854
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 6.0598% 7/13/2026 (b)(c)	1,000,000	1,015,216
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.43%, 6.2004% 1/13/2026 (b)(c)	2,200,000	2,225,035
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 5.8914% 9/10/2027 (b)(c)(d)	2,700,000	2,724,282
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 6.064% 3/9/2026 (b)(c)(d)	1,600,000	1,612,806
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.15%, 6.0267% 9/14/2026 (b)(c)(d)	1,300,000	1,313,415
		16,606,434
Capital Markets - 0.3%
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 6.0482% 7/2/2027 (b)(c)	1,900,000	1,917,503
TOTAL JAPAN		18,523,937
NETHERLANDS - 3.7%
Financials - 3.7%
Banks - 3.7%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 0% 12/3/2028 (b)(c)(d)	1,000,000	1,000,000
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.5969% 9/18/2027 (b)(c)(d)	1,500,000	1,528,368
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.38%, 5.1318% 1/10/2025 (b)(c)	930,000	930,214
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 5.1998% 8/28/2026 (b)(c)	4,500,000	4,514,099
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.7%, 5.4326% 7/18/2025 (b)(c)	2,500,000	2,505,897
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.4639% 1/9/2026 (b)(c)	2,800,000	2,811,516
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.6148% 3/5/2027 (b)(c)	2,200,000	2,209,405
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 5.6262% 10/17/2029 (b)(c)	1,000,000	998,021
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.9%, 5.6622% 10/5/2026 (b)(c)	1,900,000	1,913,695
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.8095% 4/1/2027 (b)(c)	200,000	200,863
ING Groep NV U.S. SOFR Averages Index + 1.56%, 6.4271% 9/11/2027 (b)(c)	2,500,000	2,536,334
ING Groep NV U.S. SOFR Averages Index + 1.64%, 6.4217% 3/28/2026 (b)(c)	1,600,000	1,605,924

TOTAL NETHERLANDS		22,754,336
NEW ZEALAND - 0.1%
Financials - 0.1%
Banks - 0.1%
ANZ New Zealand Int'l Ltd/London U.S. SOFR Index + 0.6%, 5.1748% 2/18/2025 (b)(c)(d)	700,000	700,523
Bank of New Zealand U.S. SOFR Index + 0.81%, 5.5076% 1/27/2027 (b)(c)(d)	350,000	350,869

TOTAL NEW ZEALAND		1,051,392
SPAIN - 0.7%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA U.S. SOFR Index + 1.12%, 5.8904% 7/15/2028 (b)(c)	2,000,000	2,003,961
Banco Santander SA U.S. SOFR Index + 1.38%, 6.2637% 3/14/2028 (b)(c)	2,200,000	2,215,941

TOTAL SPAIN		4,219,902
SWEDEN - 1.2%
Financials - 1.2%
Banks - 1.2%
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 5.7948% 3/5/2027 (b)(c)(d)	1,500,000	1,511,909
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 5.24% 5/28/2027 (b)(c)(d)	1,700,000	1,707,002
Svenska Handelsbanken AB U.S. SOFR Index + 0.91%, 5.8323% 6/10/2025 (b)(c)(d)	900,000	903,042
Svenska Handelsbanken AB U.S. SOFR Index + 1.25%, 6.0966% 6/15/2026 (b)(c)(d)	500,000	506,051
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.6757% 4/4/2025 (b)(c)(d)	900,000	901,791
Swedbank AB U.S. SOFR Averages Index + 1.38%, 6.2266% 6/15/2026 (b)(c)(d)	1,000,000	1,015,351
Swedbank AB U.S. SOFR Index + 1.03%, 5.6034% 11/20/2029 (b)(c)(d)	1,000,000	1,001,782

TOTAL SWEDEN		7,546,928
SWITZERLAND - 1.6%
Financials - 1.6%
Capital Markets - 1.6%
UBS AG/London U.S. SOFR Index + 0.47%, 5.217% 1/13/2025 (b)(c)(d)	800,000	800,043
UBS AG/London U.S. SOFR Index + 0.93%, 5.7971% 9/11/2025 (b)(c)	8,400,000	8,437,896
UBS Group AG U.S. SOFR Index + 1.58%, 6.1772% 5/12/2026 (b)(c)(d)	700,000	703,941

TOTAL SWITZERLAND		9,941,880
UNITED KINGDOM - 4.7%
Financials - 4.7%
Banks - 4.6%
Barclays PLC U.S. SOFR Index + 1.49%, 6.3503% 3/12/2028 (b)(c)	2,300,000	2,326,133
Barclays PLC U.S. SOFR Index + 1.88%, 6.7335% 9/13/2027 (b)(c)	800,000	815,931
HSBC Holdings PLC CME Term SOFR 3 month Index + 1.6416%, 6.5905% 9/12/2026 (b)(c)	500,000	503,999
HSBC Holdings PLC U.S. SOFR Index + 1.43%, 6.3562% 3/10/2026 (b)(c)	1,900,000	1,904,758
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 6.1854% 8/14/2027 (b)(c)	1,800,000	1,824,568
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.6295% 11/26/2028 (b)(c)	2,200,000	2,202,077
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 6.2433% 8/7/2027 (b)(c)	2,400,000	2,430,910
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 6.3711% 1/5/2028 (b)(c)	1,400,000	1,418,132
NatWest Group PLC U.S. SOFR Index + 1.25%, 0% 3/1/2028 (b)(c)	2,300,000	2,315,501
NatWest Group PLC U.S. SOFR Index + 1.3%, 5.8764% 11/15/2028 (b)(c)	2,000,000	2,019,889
NatWest Markets PLC U.S. SOFR Index + 0.76%, 5.5417% 9/29/2026 (b)(c)(d)	650,000	650,570
NatWest Markets PLC U.S. SOFR Index + 0.9%, 5.4748% 5/17/2027 (b)(c)(d)	1,600,000	1,604,351
NatWest Markets PLC U.S. SOFR Index + 1.14%, 5.7148% 5/17/2029 (b)(c)(d)	1,000,000	1,005,918
Standard Chartered PLC U.S. SOFR Index + 1.17%, 5.7485% 5/14/2028 (b)(c)(d)	1,900,000	1,910,314
Standard Chartered PLC U.S. SOFR Index + 1.74%, 6.5217% 3/30/2026 (b)(c)(d)	970,000	974,162
Standard Chartered PLC U.S. SOFR Index + 1.93%, 6.6922% 7/6/2027 (b)(c)(d)	2,300,000	2,341,450
Standard Chartered PLC U.S. SOFR Index + 2.03%, 6.6379% 2/8/2028 (b)(c)(d)	1,600,000	1,636,059
		27,884,722
Financial Services - 0.1%
Nationwide Building Society U.S. SOFR Index + 1.29%, 5.8648% 2/16/2028 (b)(c)(d)	900,000	906,075
TOTAL UNITED KINGDOM		28,790,797
UNITED STATES - 45.5%
Consumer Discretionary - 4.5%
Automobiles - 4.5%
American Honda Finance Corp U.S. SOFR Averages Index + 0.72%, 5.6248% 10/5/2026 (b)(c)	1,000,000	1,003,464
American Honda Finance Corp U.S. SOFR Averages Index + 0.78%, 5.494% 4/23/2025 (b)(c)	800,000	801,608
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.5613% 10/3/2025 (b)(c)	1,800,000	1,806,841
American Honda Finance Corp U.S. SOFR Index + 0.55%, 5.1579% 5/11/2026 (b)(c)	2,000,000	1,999,558
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.4639% 1/9/2026 (b)(c)	900,000	902,358
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.4639% 7/9/2027 (b)(c)	1,400,000	1,402,779
American Honda Finance Corp U.S. SOFR Index + 0.72%, 5.434% 10/22/2027 (b)(c)	700,000	701,515
American Honda Finance Corp U.S. SOFR Index + 0.77%, 5.6303% 3/12/2027 (b)(c)	1,600,000	1,605,606
American Honda Finance Corp U.S. SOFR Index + 0.92%, 5.6671% 1/12/2026 (b)(c)	1,100,000	1,105,533
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 6.0622% 4/7/2025 (b)(c)(e)	480,000	481,362
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.35%, 5.9579% 5/8/2027 (b)(c)	2,000,000	2,016,236
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 5.6148% 2/26/2027 (b)(c)	2,200,000	2,207,443
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.8299% 6/24/2027 (b)(c)(d)(e)	3,000,000	3,005,887
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.8482% 3/19/2027 (b)(c)(d)	2,400,000	2,404,696
Hyundai Capital America U.S. SOFR Index + 1.32%, 5.9857% 11/3/2025 (b)(c)(d)	5,100,000	5,134,968
Hyundai Capital America U.S. SOFR Index + 1.5%, 6.26% 1/8/2027 (b)(c)(d)	900,000	910,432
		27,490,286
Consumer Staples - 0.7%
Beverages - 0.7%
Keurig Dr Pepper Inc U.S. SOFR Averages Index + 0.88%, 5.7266% 3/15/2027 (b)(c)	1,000,000	1,008,918
PepsiCo Inc U.S. SOFR Averages Index + 0.4%, 4.9849% 2/13/2026 (b)(c)	2,400,000	2,405,762
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 5.1348% 2/16/2027 (b)(c)	800,000	802,781
		4,217,461
Financials - 36.0%
Banks - 15.6%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 5.9683% 9/15/2026 (b)(c)(e)	2,000,000	2,011,931
Bank of America Corp CME Term SOFR 3 month Index + 1.0316%, 5.5859% 2/5/2026 (b)(c)	3,521,000	3,526,430
Bank of America Corp U.S. SOFR Index + 0.97%, 5.666% 7/22/2027 (b)(c)	1,000,000	1,007,197
Bank of America Corp U.S. SOFR Index + 1.05%, 5.7157% 2/4/2028 (b)(c)	300,000	301,992
Bank of America Corp U.S. SOFR Index + 1.33%, 6.1111% 4/2/2026 (b)(c)	3,000,000	3,010,244
Bank of America Corp U.S. SOFR Index + 1.35%, 6.1537% 9/15/2027 (b)(c)	2,400,000	2,430,497
Bank of America NA U.S. SOFR Index + 0.78%, 5.3548% 8/18/2025 (b)(c)	600,000	601,781
Bank of America NA U.S. SOFR Index + 1.02%, 5.5948% 8/18/2026 (b)(c)(e)	2,440,000	2,463,140
Citibank NA U.S. SOFR Averages Index + 0.59%, 5.2725% 4/30/2026 (b)(c)	3,000,000	3,007,113
Citibank NA U.S. SOFR Averages Index + 1.06%, 5.9863% 12/4/2026 (b)(c)	600,000	605,251
Citibank NA U.S. SOFR Index + 0.805%, 5.5867% 9/29/2025 (b)(c)	5,900,000	5,926,612
Citigroup Inc CME Term SOFR 3 month Index + 1.5116%, 6.105% 7/1/2026 (b)(c)	3,800,000	3,822,205
Citigroup Inc U.S. SOFR Index + 0.694%, 5.4004% 1/25/2026 (b)(c)	5,240,000	5,242,667
Citigroup Inc U.S. SOFR Index + 0.77%, 5.6628% 6/9/2027 (b)(c)	3,600,000	3,601,137
Citigroup Inc U.S. SOFR Index + 1.28%, 5.8545% 2/24/2028 (b)(c)	2,200,000	2,226,153
Citigroup Inc U.S. SOFR Index + 1.528%, 6.3234% 3/17/2026 (b)(c)	1,100,000	1,103,563
HSBC USA Inc U.S. SOFR Index + 0.96%, 5.8863% 3/4/2027 (b)(c)	5,400,000	5,424,014
JPMorgan Chase & Co U.S. SOFR Index + 0.6%, 5.4865% 12/10/2025 (b)(c)	1,950,000	1,950,210
JPMorgan Chase & Co U.S. SOFR Index + 0.765%, 5.5559% 9/22/2027 (b)(c)	1,700,000	1,705,779
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 5.5852% 10/22/2028 (b)(c)	2,000,000	2,007,026
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.6102% 4/22/2027 (b)(c)(e)	1,000,000	1,005,512
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.4945% 2/24/2026 (b)(c)(e)	5,300,000	5,308,958
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.6452% 4/22/2028 (b)(c)	1,800,000	1,806,930
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.6552% 7/22/2028 (b)(c)	2,400,000	2,411,953
JPMorgan Chase & Co U.S. SOFR Index + 1.18%, 5.7545% 2/24/2028 (b)(c)(e)	700,000	706,787
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 5.914% 1/23/2028 (b)(c)	3,700,000	3,740,856
JPMorgan Chase & Co U.S. SOFR Index + 1.32%, 6.0221% 4/26/2026 (b)(c)	1,900,000	1,908,222
JPMorgan Chase Bank NA U.S. SOFR Index + 1%, 5.8928% 12/8/2026 (b)(c)	1,700,000	1,719,612
Morgan Stanley Bank NA U.S. SOFR Index + 0.78%, 5.5248% 7/16/2025 (b)(c)	1,800,000	1,806,032
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 5.4398% 5/26/2028 (b)(c)	1,400,000	1,403,282
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 5.687% 7/14/2028 (b)(c)	3,800,000	3,819,681
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 5.827% 1/14/2028 (b)(c)	1,800,000	1,812,448
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.8565% 10/30/2026 (b)(c)	900,000	912,896
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 5.4152% 10/22/2027 (b)(c)	1,900,000	1,899,810
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.7952% 4/22/2028 (b)(c)	3,400,000	3,422,290
Wells Fargo & Co U.S. SOFR Index + 1.32%, 6.0264% 4/25/2026 (b)(c)	3,340,000	3,352,927
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 5.457% 1/15/2026 (b)(c)	2,440,000	2,448,225
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.4714% 8/1/2025 (b)(c)	1,200,000	1,203,943
Wells Fargo Bank NA U.S. SOFR Index + 1.06%, 5.6782% 8/7/2026 (b)(c)	2,200,000	2,220,330
Wells Fargo Bank NA U.S. SOFR Index + 1.07%, 5.9371% 12/11/2026 (b)(c)	600,000	606,312
		95,491,948
Capital Markets - 9.2%
Athene Global Funding U.S. SOFR Averages Index + 0.85%, 5.4579% 5/8/2026 (b)(c)(d)	3,000,000	3,000,275
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 5.9961% 3/25/2027 (b)(c)(d)	1,300,000	1,306,220
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 5.5589% 7/21/2028 (b)(c)	900,000	902,934
Bank of New York Mellon Corp/The U.S. SOFR Index + 0.62%, 5.3264% 4/25/2025 (b)(c)	2,000,000	2,002,120
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 5.3035% 3/13/2026 (b)(c)	5,695,000	5,696,765
Charles Schwab Corp/The U.S. SOFR Averages Index + 0.52%, 5.1049% 5/13/2026 (b)(c)	1,860,000	1,860,476
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 5.9815% 3/3/2027 (b)(c)	1,200,000	1,210,999
GA Global Funding Trust U.S. SOFR Index + 1.36%, 6.1093% 4/11/2025 (b)(c)(d)	500,000	501,475
Goldman Sachs Bank USA/New York NY U.S. SOFR Index + 0.77%, 5.5869% 3/18/2027 (b)(c)	1,900,000	1,902,759
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 1.4316%, 5.9551% 5/15/2026 (b)(c)	3,000,000	3,012,442
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 6.6288% 10/28/2027 (b)(c)(e)	1,560,000	1,596,848
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.79%, 5.6828% 12/9/2026 (b)(c)	4,700,000	4,712,296
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.81%, 5.7028% 3/9/2027 (b)(c)	50,000	50,047
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 5.7065% 9/10/2027 (b)(c)	1,800,000	1,802,200
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 5.6489% 10/21/2027 (b)(c)	2,400,000	2,406,084
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.065%, 5.6622% 8/10/2026 (b)(c)	6,540,000	6,563,508
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 5.6945% 2/24/2028 (b)(c)	500,000	504,477
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 6.6966% 3/15/2028 (b)(c)	2,900,000	2,968,372
Morgan Stanley U.S. SOFR Index + 0.95%, 5.5256% 2/18/2026 (b)(c)	7,660,000	7,671,168
Morgan Stanley U.S. SOFR Index + 1.02%, 5.767% 4/13/2028 (b)(c)	6,300,000	6,332,571
State Street Corp U.S. SOFR Index + 0.845%, 5.5107% 8/3/2026 (b)(c)	800,000	804,886
		56,808,922
Consumer Finance - 6.2%
American Express Co U.S. SOFR Averages Index + 0.65%, 5.3157% 11/4/2026 (b)(c)	2,550,000	2,553,741
American Express Co U.S. SOFR Averages Index + 0.93%, 5.6321% 7/26/2028 (b)(c)	1,800,000	1,808,923
American Express Co U.S. SOFR Averages Index + 0.93%, 5.8563% 3/4/2025 (b)(c)	1,560,000	1,561,630
American Express Co U.S. SOFR Averages Index + 0.97%, 5.6721% 7/28/2027 (b)(c)	1,400,000	1,406,531
American Express Co U.S. SOFR Averages Index + 1%, 5.5748% 2/16/2028 (b)(c)	600,000	603,809
American Express Co U.S. SOFR Averages Index + 1.35%, 6.0325% 10/30/2026 (b)(c)	560,000	564,094
American Express Co U.S. SOFR Index + 0.75%, 5.464% 4/23/2027 (b)(c)(e)	1,127,000	1,129,311
American Express Co U.S. SOFR Index + 0.76%, 5.3449% 2/13/2026 (b)(c)(e)	1,240,000	1,244,680
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 6.106% 11/5/2026 (b)(c)	1,600,000	1,605,312
John Deere Capital Corp U.S. SOFR Averages Index + 0.79%, 5.734% 6/8/2026 (b)(c)(e)	3,800,000	3,823,004
John Deere Capital Corp U.S. SOFR Index + 0.44%, 5.3893% 3/6/2026 (b)(c)	4,200,000	4,205,653
John Deere Capital Corp U.S. SOFR Index + 0.48%, 5.2344% 10/22/2025 (b)(c)(e)	2,480,000	2,484,506
John Deere Capital Corp U.S. SOFR Index + 0.57%, 5.535% 3/3/2026 (b)(c)	2,400,000	2,407,010
John Deere Capital Corp U.S. SOFR Index + 0.68%, 5.4504% 7/15/2027 (b)(c)	1,900,000	1,911,800
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (b)(c)	1,500,000	1,500,394
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.4648% 5/18/2026 (b)(c)	1,360,000	1,369,729
Toyota Motor Credit Corp U.S. SOFR Index + 0.32%, 5.067% 1/13/2025 (b)(c)	1,190,000	1,190,072
Toyota Motor Credit Corp U.S. SOFR Index + 0.45%, 5.0264% 5/15/2026 (b)(c)	3,300,000	3,304,036
Toyota Motor Credit Corp U.S. SOFR Index + 0.56%, 5.3118% 1/10/2025 (b)(c)	600,000	600,199
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 5.4582% 3/19/2027 (b)(c)	2,300,000	2,309,004
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 5.5171% 9/11/2025 (b)(c)	700,000	701,664
		38,285,102
Financial Services - 0.7%
Corebridge Global Funding U.S. SOFR Index + 1.3%, 6.0861% 9/25/2026 (b)(c)(d)	1,300,000	1,312,443
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 5.456% 2/5/2027 (b)(c)	2,700,000	2,718,248
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 5.6666% 9/16/2027 (b)(c)	500,000	504,590
		4,535,281
Insurance - 4.3%
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 5.3079% 11/8/2027 (b)(c)	2,000,000	2,011,904
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 5.4939% 4/9/2027 (b)(c)(d)	1,500,000	1,503,065
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 5.4676% 1/29/2027 (b)(c)(d)	1,200,000	1,206,705
MassMutual Global Funding II U.S. SOFR Index + 0.87%, 5.6609% 3/21/2025 (b)(c)(d)	1,200,000	1,202,490
MassMutual Global Funding II U.S. SOFR Index + 0.98%, 5.7318% 7/10/2026 (b)(c)(d)	200,000	201,406
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 5.5671% 6/11/2027 (b)(c)(d)	1,700,000	1,706,765
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.91%, 5.7009% 3/21/2025 (b)(c)(d)	400,000	400,828
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 5.3248% 1/16/2026 (b)(c)(d)	800,000	803,098
New York Life Global Funding U.S. SOFR Averages Index + 0.61%, 5.3389% 4/21/2025 (b)(c)(d)	600,000	601,240
New York Life Global Funding U.S. SOFR Averages Index + 0.93%, 5.7052% 4/2/2026 (b)(c)(d)	600,000	605,163
New York Life Global Funding U.S. SOFR Index + 0.48%, 5.3728% 6/9/2026 (b)(c)(d)	1,800,000	1,800,731
New York Life Global Funding U.S. SOFR Index + 0.65%, 5.3214% 5/2/2025 (b)(c)(d)	1,700,000	1,702,828
New York Life Global Funding U.S. SOFR Index + 0.67%, 5.4452% 4/2/2027 (b)(c)(d)	3,000,000	3,004,692
New York Life Global Funding U.S. SOFR Index + 0.7%, 5.5535% 6/13/2025 (b)(c)(d)	1,400,000	1,403,552
Pacific Life Global Funding II U.S. SOFR Averages Index + 0.86%, 5.7066% 6/16/2025 (b)(c)(d)	1,000,000	1,003,588
Pacific Life Global Funding II U.S. SOFR Averages Index + 1.05%, 5.7521% 7/28/2026 (b)(c)(d)	1,400,000	1,410,534
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 5.5463% 6/4/2026 (b)(c)(d)	3,560,000	3,564,656
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 5.506% 2/5/2027 (b)(c)(d)	400,000	402,494
Principal Life Global Funding II U.S. SOFR Index + 0.9%, 5.48% 8/28/2025 (b)(c)(d)	1,100,000	1,104,627
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.7617% 3/28/2025 (b)(c)(d)	200,000	200,470
Protective Life Global Funding U.S. SOFR Index + 1.05%, 5.9103% 12/11/2024 (b)(c)(d)	800,000	800,161
		26,640,997
TOTAL FINANCIALS		221,762,250

Health Care - 1.0%
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc U.S. SOFR Index + 0.5%, 5.247% 7/15/2026 (b)(c)	1,800,000	1,806,520
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 5.0632% 2/20/2026 (b)(c)	2,225,000	2,228,839
Roche Holdings Inc U.S. SOFR Index + 0.56%, 5.4465% 3/10/2025 (b)(c)(d)	1,400,000	1,401,524
Roche Holdings Inc U.S. SOFR Index + 0.74%, 5.3186% 11/13/2026 (b)(c)(d)	500,000	504,242
		4,134,605
TOTAL HEALTH CARE		5,941,125

Industrials - 2.3%
Aerospace & Defense - 0.4%
GE Aerospace CME Term SOFR 3 month Index + 0.6416%, 5.1959% 5/5/2026 (b)(c)	2,780,000	2,785,765
Machinery - 1.9%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.455%, 5.0522% 8/11/2025 (b)(c)	1,600,000	1,603,212
Caterpillar Financial Services Corp U.S. SOFR Index + 0.46%, 5.0403% 2/27/2026 (b)(c)(e)	500,000	501,429
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 5.0985% 5/14/2027 (b)(c)	500,000	499,605
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 5.3735% 6/13/2025 (b)(c)	6,960,000	6,972,030
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.4348% 10/16/2026 (b)(c)(e)	2,000,000	2,009,984
		11,586,260
TOTAL INDUSTRIALS		14,372,025

Real Estate - 0.6%
Specialized REITs - 0.6%
Public Storage Operating Co U.S. SOFR Averages Index + 0.6%, 5.3064% 7/25/2025 (b)(c)	900,000	901,680
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 5.4448% 4/16/2027 (b)(c)	2,500,000	2,511,511
		3,413,191
Utilities - 0.4%
Electric Utilities - 0.4%
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.76%, 5.4576% 1/29/2026 (b)(c)	2,200,000	2,208,849
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.7065% 6/10/2026 (b)(c)	800,000	803,130
		3,011,979
TOTAL UNITED STATES		280,208,317
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $534,267,817)		535,794,577

U.S. Treasury Obligations - 12.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 1.875% 2/15/2032	2.92 to 4.60	3,300,000	2,835,542
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.90	11,550,000	10,483,430
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.84	8,160,000	7,494,769
US Treasury Notes 3.375% 5/15/2033	3.80 to 4.50	7,060,000	6,658,463
US Treasury Notes 3.875% 8/15/2033	3.92 to 4.91	4,840,000	4,730,533
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.37	10,300,000	10,036,870
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	9,960,000	9,809,822
US Treasury Notes 4.125% 11/15/2032	3.49 to 4.83	7,500,000	7,489,453
US Treasury Notes 4.25% 11/15/2034	4.45	300,000	301,358
US Treasury Notes 4.375% 5/15/2034	3.62 to 4.49	7,400,000	7,500,594
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.50	7,200,000	7,365,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,783,507)			74,705,928

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.64	19,289,103	19,292,961
Fidelity Securities Lending Cash Central Fund (g)(h)	4.64	2,860,369	2,860,655
TOTAL MONEY MARKET FUNDS (Cost $22,153,616)			22,153,616

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $631,204,940)	632,654,121
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(16,172,883)
NET ASSETS - 100.0%	616,481,238

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $172,036,100 or 27.9% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	15,538,540	80,613,536	76,859,115	125,096	-	-	19,292,961	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,447,015	586,360	149	-	-	2,860,655	0.0%
Total	15,538,540	84,060,551	77,445,475	125,245	-	-	22,153,616

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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